FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Mar. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
NOTE F - FAIR VALUE OF FINANCIAL INSTRUMENTS

As of March 31, 2014, the Partnership’s financial instruments relate to accounts payable - affiliates. Management has not disclosed the fair value of the financial instruments because determination of such fair value is deemed to be impractical. The accounts payable - affiliates are owed to affiliates of the Partnership. The unique nature of these financial instruments makes determination of any fair value impractical. See Note B for disclosure of the carrying amount and terms of these financial instruments.